INCOME TAXES (Schedule of Components of Provision (Benefit) for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
United States		$ 1	$ (40)
Foreign	2,042	2,730	4,643
Total Current	2,042	2,731	4,603
Deferred
United States
Foreign	(424)	(380)	(2,211)
Total Deferred	(424)	(380)	(2,211)
Total	$ 1,618	$ 2,351	$ 2,392